Financing Agreement (Tables)	12 Months Ended
Dec. 31, 2018
Alpha and Meitav Dash and Amisagi [Member]
Financial Agreement [Line Items]
Schedule of financial agreement models

The following table presents the assumptions that were used for the models as of December 31, 2017:

	Alpha	Meitav Dash and Ami Sagi*

Probability	5%	5%

Expected volatility	64.35%	65.64%
Risk free interest rate	0.185%	0.187%
Expected term (years)	2	2

The following table presents the assumptions that were used for the models as of December 31, 2018:

	Alpha	Meitav Dash and Ami Sagi*

Probability	5%	5%

Expected volatility	57.33%	53.31%
Risk free interest rate	0.47%	0.55%
Expected term (years)	0.82	0.99

Debenture [Member]
Financial Agreement [Line Items]
Schedule of financial agreement models

	First closing	Second closing
	Debenture	Debenture
Fair value of shares of common stock - NIS	0.43	0.43
Expected volatility	64.56%	61.29%
Discount on lack of marketability	20.4%	20.2%
Risk free interest rate	0.17%	0.19%
Expected term (years)	1.82	2
Expected dividend yield	0%	0%

Warrants [Member]
Financial Agreement [Line Items]
Schedule of financial agreement models
Warrants
Fair value of Warrant– NIS	0.0955
Expected volatility	63.79%
Risk free interest rate	1.47%
Expected term (years)	4.33
Expected dividend yield	0%